UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03916

Name of Registrant:	Vanguard Specialized Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2024—January 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Dividend Growth Fund Investor Shares - VDIGX

Energy Fund Investor Shares - VGENX

Energy Fund Admiral™ Shares - VGELX

Health Care Fund Investor Shares - VGHCX

Health Care Fund Admiral™ Shares - VGHAX

Dividend Appreciation Index Fund ETF Shares - VIG

Dividend Appreciation Index Fund Admiral™ Shares - VDADX

Vanguard Dividend Growth Fund

Investor Shares (VDIGX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Dividend Growth Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$23	0.22%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund underperformed its benchmark.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. The Federal Reserve began cutting short-term interest rates in September. This boosted stock returns, as did the prospects of tax cuts and less regulation under the incoming presidential administration.

  The Fund underperformed in seven of 11 industry sectors. The greatest detractors from relative performance came from selection in information technology, consumer staples, and industrials. Communication services and materials were relative bright spots, and the Fund benefited from a lack of exposure to energy stocks.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $10,000

	Investor Shares	Dividend Growth Spliced Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,359	$10,293	$10,520
2015	$10,569	$10,353	$10,657
2015	$10,619	$10,211	$10,487
2016	$10,244	$9,922	$9,745
2016	$10,904	$10,638	$10,491
2016	$11,336	$11,247	$11,125
2016	$10,874	$10,919	$10,928
2017	$11,480	$11,577	$11,862
2017	$12,151	$12,280	$12,438
2017	$12,629	$12,603	$12,920
2017	$12,860	$13,124	$13,546
2018	$14,195	$14,608	$14,846
2018	$13,564	$13,708	$14,063
2018	$14,361	$14,650	$15,042
2018	$14,143	$14,342	$14,435
2019	$14,427	$14,487	$14,501
2019	$15,926	$15,905	$15,832
2019	$16,705	$16,532	$16,081
2019	$16,879	$16,876	$16,368
2020	$17,792	$17,779	$17,455
2020	$15,985	$16,190	$15,645
2020	$17,351	$17,638	$17,818
2020	$17,545	$18,097	$18,003
2021	$19,043	$19,840	$21,042
2021	$21,757	$22,210	$23,625
2021	$22,895	$23,297	$24,753
2021	$23,646	$24,079	$25,938
2022	$23,929	$23,961	$24,934
2022	$23,432	$22,777	$22,831
2022	$23,299	$22,781	$22,827
2022	$22,953	$22,207	$21,543
2023	$23,748	$23,497	$22,835
2023	$24,148	$23,814	$23,122
2023	$24,668	$25,249	$25,708
2023	$23,134	$23,371	$23,351
2024	$25,912	$26,487	$27,206
2024	$26,085	$26,993	$28,307
2024	$27,632	$29,418	$31,133
2024	$28,121	$30,278	$32,223
2025	$28,555	$31,623	$34,355

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	10.20%	9.92%	11.06%
Dividend Growth Spliced Index	19.39%	12.21%	12.20%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.28%	14.50%	13.14%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communication Services	2.0%
Consumer Discretionary	11.1%
Consumer Staples	12.9%
Financials	14.4%
Health Care	19.2%
Industrials	16.0%
Information Technology	15.6%
Materials	4.8%
Real Estate	1.7%
Other Assets and Liabilities—Net	2.3%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$50,424
Number of Portfolio Holdings	49
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$41,380

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR57

Vanguard Energy Fund

Investor Shares (VGENX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Energy Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$49	0.45%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. The Federal Reserve began cutting short-term interest rates in September. This boosted stock returns, as did the prospects of tax cuts and less regulation under the incoming presidential administration.

  Strong security selection in the oil and gas exploration and production subsector, as well as in oil and gas storage and transportation, significantly contributed to the Fund’s outperformance.

  Relative to the benchmark, the Fund benefited from underweighting the oil and gas refining and marketing subsector, which returned –16% for the period.

  Strong selection in the North American region also helped the Fund outperform the benchmark.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $10,000

	Investor Shares	Spliced Energy Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$11,316	$11,152	$10,520
2015	$9,356	$9,505	$10,657
2015	$9,117	$9,143	$10,487
2016	$8,047	$7,946	$9,745
2016	$9,700	$9,413	$10,491
2016	$9,799	$9,381	$11,125
2016	$10,010	$9,626	$10,928
2017	$10,681	$10,214	$11,862
2017	$10,157	$9,855	$12,438
2017	$10,115	$9,921	$12,920
2017	$10,640	$10,549	$13,546
2018	$11,616	$11,616	$14,846
2018	$11,874	$11,626	$14,063
2018	$12,177	$12,089	$15,042
2018	$10,811	$10,989	$14,435
2019	$10,282	$10,686	$14,501
2019	$10,856	$11,080	$15,832
2019	$10,207	$10,633	$16,081
2019	$9,833	$10,300	$16,368
2020	$9,608	$9,940	$17,455
2020	$6,954	$7,090	$15,645
2020	$7,145	$7,074	$17,818
2020	$6,073	$5,979	$18,003
2021	$7,346	$7,132	$21,042
2021	$8,205	$7,877	$23,625
2021	$8,322	$7,965	$24,753
2021	$9,240	$8,718	$25,938
2022	$10,015	$9,278	$24,934
2022	$10,375	$9,640	$22,831
2022	$10,732	$9,784	$22,827
2022	$11,139	$9,938	$21,543
2023	$11,689	$10,380	$22,835
2023	$11,780	$10,330	$23,122
2023	$12,199	$10,496	$25,708
2023	$12,098	$10,067	$23,351
2024	$12,157	$10,392	$27,206
2024	$13,505	$11,296	$28,307
2024	$14,069	$11,651	$31,133
2024	$14,139	$11,574	$32,223
2025	$14,132	$11,358	$34,355

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	16.24%	8.02%	3.52%
Spliced Energy Index	9.30%	2.70%	1.28%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.28%	14.50%	13.14%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Asia	2.0%
Europe	32.6%
North America	63.7%
South America	1.2%
Other Assets and Liabilities—Net	0.5%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$5,582
Number of Portfolio Holdings	47
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$11,577

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR51

Vanguard Energy Fund

Admiral™ Shares (VGELX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Energy Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$40	0.37%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund outperformed its benchmark.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. The Federal Reserve began cutting short-term interest rates in September. This boosted stock returns, as did the prospects of tax cuts and less regulation under the incoming presidential administration.

  Strong security selection in the oil and gas exploration and production subsector, as well as in oil and gas storage and transportation, significantly contributed to the Fund’s outperformance.

  Relative to the benchmark, the Fund benefited from underweighting the oil and gas refining and marketing subsector, which returned –16% for the period.

  Strong selection in the North American region also helped the Fund outperform the benchmark.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $50,000

	Admiral Shares	Spliced Energy Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$50,000	$50,000	$50,000
2015	$56,593	$55,760	$52,598
2015	$46,789	$47,523	$53,287
2015	$45,599	$45,715	$52,435
2016	$40,260	$39,729	$48,723
2016	$48,535	$47,066	$52,453
2016	$49,039	$46,907	$55,627
2016	$50,111	$48,128	$54,641
2017	$53,479	$51,068	$59,308
2017	$50,863	$49,275	$62,189
2017	$50,663	$49,604	$64,598
2017	$53,303	$52,744	$67,732
2018	$58,204	$58,080	$74,230
2018	$59,510	$58,128	$70,313
2018	$61,041	$60,443	$75,212
2018	$54,207	$54,947	$72,175
2019	$51,571	$53,429	$72,505
2019	$54,456	$55,399	$79,161
2019	$51,210	$53,163	$80,404
2019	$49,349	$51,501	$81,842
2020	$48,217	$49,699	$87,277
2020	$34,907	$35,449	$78,224
2020	$35,871	$35,368	$89,088
2020	$30,497	$29,897	$90,017
2021	$36,898	$35,662	$105,209
2021	$41,222	$39,386	$118,127
2021	$41,813	$39,826	$123,765
2021	$46,445	$43,588	$129,688
2022	$50,340	$46,389	$124,669
2022	$52,159	$48,199	$114,155
2022	$53,973	$48,922	$114,134
2022	$56,025	$49,689	$107,714
2023	$58,811	$51,899	$114,174
2023	$59,272	$51,652	$115,612
2023	$61,390	$52,480	$128,538
2023	$60,896	$50,333	$116,755
2024	$61,214	$51,958	$136,032
2024	$68,014	$56,479	$141,534
2024	$70,875	$58,257	$155,666
2024	$71,234	$57,868	$161,116
2025	$71,210	$56,789	$171,777

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	16.33%	8.11%	3.60%
Spliced Energy Index	9.30%	2.70%	1.28%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.28%	14.50%	13.14%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Asia	2.0%
Europe	32.6%
North America	63.7%
South America	1.2%
Other Assets and Liabilities—Net	0.5%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$5,582
Number of Portfolio Holdings	47
Portfolio Turnover Rate	36%
Total Investment Advisory Fees (in thousands)	$11,577

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR551

Vanguard Health Care Fund

Investor Shares (VGHCX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Health Care Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$38	0.37%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund underperformed its benchmark.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. The Federal Reserve began cutting short-term interest rates in September. This boosted stock returns, as did the prospects of tax cuts and less regulation under the incoming presidential administration.

  For the period, the health care sector’s performance was mixed. Some subsectors—most notably health care equipment—posted double-digit gains, while some others reported negative returns. Pharmaceuticals, which had a 42% weighting in the benchmark, returned 3.2%.

  The Fund’s overweight allocation to and security selection in the biotechnology subsector contributed most to the underperformance. Holdings in managed health care and life sciences tools and services also lagged. Relative to the benchmark, strong selection in the pharmaceuticals and health care equipment subsectors helped offset poorer performance elsewhere.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $10,000

	Investor Shares	MSCI ACWI Health Care	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,681	$10,574	$10,520
2015	$11,434	$11,169	$10,657
2015	$10,747	$10,316	$10,487
2016	$10,049	$9,581	$9,745
2016	$10,325	$10,010	$10,491
2016	$11,154	$10,692	$11,125
2016	$9,862	$9,546	$10,928
2017	$10,321	$9,894	$11,862
2017	$11,242	$10,686	$12,438
2017	$11,906	$11,221	$12,920
2017	$11,745	$11,358	$13,546
2018	$12,621	$12,294	$14,846
2018	$11,755	$11,609	$14,063
2018	$12,900	$12,483	$15,042
2018	$12,619	$12,202	$14,435
2019	$12,969	$12,439	$14,501
2019	$12,620	$12,465	$15,832
2019	$13,012	$12,794	$16,081
2019	$13,651	$13,422	$16,368
2020	$14,675	$14,306	$17,455
2020	$14,809	$14,354	$15,645
2020	$16,016	$15,460	$17,818
2020	$15,302	$14,796	$18,003
2021	$17,047	$16,843	$21,042
2021	$17,351	$17,411	$23,625
2021	$18,696	$18,853	$24,753
2021	$18,860	$19,023	$25,938
2022	$17,811	$18,099	$24,934
2022	$17,785	$17,948	$22,831
2022	$18,270	$18,035	$22,827
2022	$18,320	$17,576	$21,543
2023	$18,981	$18,304	$22,835
2023	$19,688	$18,699	$23,122
2023	$19,707	$18,746	$25,708
2023	$18,015	$17,268	$23,351
2024	$20,201	$19,481	$27,206
2024	$20,462	$19,592	$28,307
2024	$22,339	$21,152	$31,133
2024	$21,279	$20,658	$32,223
2025	$20,797	$20,429	$34,355

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	2.96%	7.22%	7.60%
MSCI ACWI Health Care	4.86%	7.39%	7.40%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.28%	14.50%	13.14%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Asia	6.8%
Europe	21.9%
North America	69.5%
South America	0.0%
Other Assets and Liabilities—Net	1.8%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$41,907
Number of Portfolio Holdings	99
Portfolio Turnover Rate	29%
Total Investment Advisory Fees (in thousands)	$85,645

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR52

Vanguard Health Care Fund

Admiral™ Shares (VGHAX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Health Care Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$32	0.32%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund underperformed its benchmark.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. The Federal Reserve began cutting short-term interest rates in September. This boosted stock returns, as did the prospects of tax cuts and less regulation under the incoming presidential administration.

  For the period, the health care sector’s performance was mixed. Some subsectors—most notably health care equipment—posted double-digit gains, while some others reported negative returns. Pharmaceuticals, which had a 42% weighting in the benchmark, returned 3.2%.

  The Fund’s overweight allocation to and security selection in the biotechnology subsector contributed most to the underperformance. Holdings in managed health care and life sciences tools and services also lagged. Relative to the benchmark, strong selection in the pharmaceuticals and health care equipment subsectors helped offset poorer performance elsewhere.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $50,000

	Admiral Shares	MSCI ACWI Health Care	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$50,000	$50,000	$50,000
2015	$53,412	$52,868	$52,598
2015	$57,191	$55,844	$53,287
2015	$53,762	$51,580	$52,435
2016	$50,269	$47,904	$48,723
2016	$51,660	$50,050	$52,453
2016	$55,812	$53,460	$55,627
2016	$49,352	$47,731	$54,641
2017	$51,659	$49,470	$59,308
2017	$56,278	$53,428	$62,189
2017	$59,607	$56,103	$64,598
2017	$58,804	$56,791	$67,732
2018	$63,203	$61,469	$74,230
2018	$58,873	$58,045	$70,313
2018	$64,616	$62,413	$75,212
2018	$63,214	$61,010	$72,175
2019	$64,976	$62,194	$72,505
2019	$63,233	$62,323	$79,161
2019	$65,205	$63,970	$80,404
2019	$68,420	$67,109	$81,842
2020	$73,563	$71,528	$87,277
2020	$74,244	$71,771	$78,224
2020	$80,306	$77,301	$89,088
2020	$76,735	$73,981	$90,017
2021	$85,488	$84,216	$105,209
2021	$87,026	$87,053	$118,127
2021	$93,781	$94,267	$123,765
2021	$94,619	$95,115	$129,688
2022	$89,362	$90,496	$124,669
2022	$89,250	$89,741	$114,155
2022	$91,691	$90,175	$114,134
2022	$91,952	$87,879	$107,714
2023	$95,285	$91,518	$114,174
2023	$98,848	$93,493	$115,612
2023	$98,958	$93,732	$128,538
2023	$90,465	$86,339	$116,755
2024	$101,464	$97,407	$136,032
2024	$102,786	$97,961	$141,534
2024	$112,225	$105,761	$155,666
2024	$106,912	$103,290	$161,116
2025	$104,515	$102,144	$171,777

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	3.01%	7.28%	7.65%
MSCI ACWI Health Care	4.86%	7.39%	7.40%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.28%	14.50%	13.14%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Asia	6.8%
Europe	21.9%
North America	69.5%
South America	0.0%
Other Assets and Liabilities—Net	1.8%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$41,907
Number of Portfolio Holdings	99
Portfolio Turnover Rate	29%
Total Investment Advisory Fees (in thousands)	$85,645

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR552

Vanguard Dividend Appreciation Index Fund

ETF Shares (VIG) NYSE Arca

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Dividend Appreciation Index Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund performed in line with its benchmark.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. The Federal Reserve began cutting short-term interest rates in September. This boosted stock returns, as did the prospects of tax cuts and less regulation under the incoming presidential administration.

  From a sector perspective, information technology and financials contributed most to the benchmark’s return, followed by consumer staples and industrials. Communication services, which at the end of the period made up less than 1% of the benchmark weighting, was the lone detractor.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Spliced S&P U.S. Dividend Growers Index TR	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,293	$10,293	$10,520
2015	$10,352	$10,353	$10,657
2015	$10,207	$10,211	$10,487
2016	$9,916	$9,922	$9,745
2016	$10,627	$10,638	$10,491
2016	$11,232	$11,247	$11,125
2016	$10,905	$10,919	$10,928
2017	$11,560	$11,577	$11,862
2017	$12,262	$12,280	$12,438
2017	$12,582	$12,603	$12,920
2017	$13,100	$13,124	$13,546
2018	$14,578	$14,608	$14,846
2018	$13,678	$13,708	$14,063
2018	$14,618	$14,650	$15,042
2018	$14,307	$14,342	$14,435
2019	$14,451	$14,487	$14,501
2019	$15,866	$15,905	$15,832
2019	$16,490	$16,532	$16,081
2019	$16,830	$16,876	$16,368
2020	$17,729	$17,779	$17,455
2020	$16,142	$16,190	$15,645
2020	$17,568	$17,638	$17,818
2020	$18,022	$18,097	$18,003
2021	$19,756	$19,840	$21,042
2021	$22,113	$22,210	$23,625
2021	$23,191	$23,297	$24,753
2021	$23,969	$24,079	$25,938
2022	$23,847	$23,961	$24,934
2022	$22,665	$22,777	$22,831
2022	$22,663	$22,781	$22,827
2022	$22,086	$22,207	$21,543
2023	$23,364	$23,497	$22,835
2023	$23,676	$23,814	$23,122
2023	$25,100	$25,249	$25,708
2023	$23,230	$23,371	$23,351
2024	$26,322	$26,487	$27,206
2024	$26,823	$26,993	$28,307
2024	$29,229	$29,418	$31,133
2024	$30,079	$30,278	$32,223
2025	$31,412	$31,623	$34,355

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	19.34%	12.12%	12.13%
ETF Shares Market Price	19.32%	12.11%	12.12%
Spliced S&P U.S. Dividend Growers Index TR	19.39%	12.21%	12.20%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.28%	14.50%	13.14%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communication Services	0.7%
Consumer Discretionary	6.1%
Consumer Staples	11.3%
Energy	2.9%
Financials	22.3%
Health Care	14.3%
Industrials	11.6%
Information Technology	24.8%
Materials	3.6%
Utilities	2.1%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$105,727
Number of Portfolio Holdings	342
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$1,782

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR920

Vanguard Dividend Appreciation Index Fund

Admiral™ Shares (VDADX)

Annual Shareholder Report | January 31, 2025

This annual shareholder report contains important information about Vanguard Dividend Appreciation Index Fund (the "Fund") for the period of February 1, 2024, to January 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.08%

How did the Fund perform during the reporting period?

  For the 12 months ended January 31, 2025, the Fund performed in line with its benchmark.

  In the United States, the economy saw steady growth during the fiscal period, supported by a solid labor market and inflation staying below 3% in the second half of 2024. The Federal Reserve began cutting short-term interest rates in September. This boosted stock returns, as did the prospects of tax cuts and less regulation under the incoming presidential administration.

  From a sector perspective, information technology and financials contributed most to the benchmark’s return, followed by consumer staples and industrials. Communication services, which at the end of the period made up less than 1% of the benchmark weighting, was the lone detractor.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 31, 2015, Through January 31, 2025

Initial Investment of $10,000

	Admiral Shares	Spliced S&P U.S. Dividend Growers Index TR	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,292	$10,293	$10,520
2015	$10,354	$10,353	$10,657
2015	$10,206	$10,211	$10,487
2016	$9,917	$9,922	$9,745
2016	$10,630	$10,638	$10,491
2016	$11,232	$11,247	$11,125
2016	$10,903	$10,919	$10,928
2017	$11,562	$11,577	$11,862
2017	$12,263	$12,280	$12,438
2017	$12,584	$12,603	$12,920
2017	$13,100	$13,124	$13,546
2018	$14,580	$14,608	$14,846
2018	$13,682	$13,708	$14,063
2018	$14,619	$14,650	$15,042
2018	$14,309	$14,342	$14,435
2019	$14,450	$14,487	$14,501
2019	$15,863	$15,905	$15,832
2019	$16,486	$16,532	$16,081
2019	$16,825	$16,876	$16,368
2020	$17,724	$17,779	$17,455
2020	$16,139	$16,190	$15,645
2020	$17,564	$17,638	$17,818
2020	$18,015	$18,097	$18,003
2021	$19,751	$19,840	$21,042
2021	$22,105	$22,210	$23,625
2021	$23,183	$23,297	$24,753
2021	$23,956	$24,079	$25,938
2022	$23,834	$23,961	$24,934
2022	$22,650	$22,777	$22,831
2022	$22,649	$22,781	$22,827
2022	$22,075	$22,207	$21,543
2023	$23,352	$23,497	$22,835
2023	$23,663	$23,814	$23,122
2023	$25,083	$25,249	$25,708
2023	$23,217	$23,371	$23,351
2024	$26,303	$26,487	$27,206
2024	$26,803	$26,993	$28,307
2024	$29,207	$29,418	$31,133
2024	$30,052	$30,278	$32,223
2025	$31,385	$31,623	$34,355

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	19.32%	12.11%	12.12%
Spliced S&P U.S. Dividend Growers Index TR	19.39%	12.21%	12.20%
Dow Jones U.S. Total Stock Market Float Adjusted Index	26.28%	14.50%	13.14%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of January 31, 2025)

Communication Services	0.7%
Consumer Discretionary	6.1%
Consumer Staples	11.3%
Energy	2.9%
Financials	22.3%
Health Care	14.3%
Industrials	11.6%
Information Technology	24.8%
Materials	3.6%
Utilities	2.1%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of January 31, 2025)

Fund Net Assets (in millions)	$105,727
Number of Portfolio Holdings	342
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$1,782

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since January 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5702

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended January 31, 2025	Fiscal Year Ended January 31, 2024
(a) Audit Fees.	$231,000	$238,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$231,000	$238,000

(e)

(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.
(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended January 31, 2025	Fiscal Year Ended January 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,664,500	$3,295,934
Tax Fees.	$1,898,992	$1,678,928
All Other Fees.	$25,000	$25,000
Total.	$5,588,492	$4,999,862

(h)	For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Mark Loughridge, Sarah Bloom Raskin, Peter F. Volanakis, and Tara Bunch.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended January 31, 2025
Vanguard Dividend Growth Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	11
Tax information	12

Dividend Growth Fund
Financial Statements
Schedule of Investments
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (97.7%)
Communication Services (2.0%)
Alphabet Inc. Class A	4,972,987	1,014,589
Consumer Discretionary (11.1%)
McDonald's Corp.	6,458,099	1,864,453
TJX Cos. Inc.	11,436,040	1,427,104
NIKE Inc. Class B	16,800,426	1,291,953
Home Depot Inc.	2,473,412	1,018,996
		5,602,506
Consumer Staples (12.9%)
Procter & Gamble Co.	8,248,341	1,369,142
Coca-Cola Co.	20,640,768	1,310,276
Diageo plc	43,613,222	1,299,256
PepsiCo Inc.	7,815,981	1,177,790
Colgate-Palmolive Co.	9,946,920	862,398
Nestle SA (Registered)	5,961,387	506,364
		6,525,226
Financials (14.4%)
Mastercard Inc. Class A	2,988,199	1,659,735
Visa Inc. Class A	4,580,589	1,565,645
Marsh & McLennan Cos. Inc.	5,675,634	1,230,932
Chubb Ltd.	4,193,468	1,140,120
American Express Co.	3,116,329	989,279
S&P Global Inc.	1,288,965	672,079
		7,257,790
Health Care (19.2%)
UnitedHealth Group Inc.	3,456,458	1,875,094
Stryker Corp.	4,764,918	1,864,465
Danaher Corp.	7,003,226	1,559,898
Abbott Laboratories	11,991,530	1,534,076
Johnson & Johnson	6,792,030	1,033,407
Zoetis Inc.	4,394,575	751,033
Merck & Co. Inc.	5,620,014	555,370
Medtronic plc	5,793,335	526,151
		9,699,494
Industrials (16.0%)
Honeywell International Inc.	6,592,213	1,474,810
Northrop Grumman Corp.	2,500,725	1,218,528
Automatic Data Processing Inc.	3,456,874	1,047,467
Canadian National Railway Co.	10,000,109	1,044,633
Union Pacific Corp.	4,077,112	1,010,268
Deere & Co.	1,636,680	779,976
United Parcel Service Inc. Class B (XNYS)	5,197,378	593,697
Lockheed Martin Corp.	1,225,882	567,522
General Dynamics Corp.	1,288,109	331,018
		8,067,919
Information Technology (15.6%)
Apple Inc.	8,769,745	2,069,660
Microsoft Corp.	4,846,483	2,011,581
Accenture plc Class A	4,353,881	1,676,027
Texas Instruments Inc.	7,112,432	1,313,026
Intuit Inc.	1,285,159	773,036
		7,843,330
Materials (4.8%)
Linde plc	3,255,094	1,452,162
Ecolab Inc.	3,898,097	975,265
		2,427,427
1

Dividend Growth Fund
		Shares	Market Value• ($000)
Real Estate (1.7%)
	Public Storage	1,570,637	468,803
	American Tower Corp.	2,072,532	383,315
			852,118
Total Common Stocks (Cost $25,220,750)			49,290,399
Temporary Cash Investments (2.2%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 4.371%	262	26
		Face Amount ($000)
Repurchase Agreements (2.2%)
	Credit Agricole Securities 4.330%, 2/3/25 (Dated 1/31/25, Repurchase Value $346,025,000, collateralized by Fannie Mae 1.900%, 1/25/36, U.S. Treasury Bill 0.000%, 4/8/25, U.S. Treasury Inflation Indexed Note 0.250%–0.500%, 1/15/28–7/15/29, and U.S. Treasury Note/Bond 0.375%–4.250%, 11/30/25–5/15/51, with a value of $352,818,000)	345,900	345,900
	JP Morgan Securities, LLC 4.340%, 2/3/25 (Dated 1/31/25, Repurchase Value $65,024,000, collateralized by U.S. Treasury Bill 0.000%, 5/22/25, with a value of $66,300,000)	65,000	65,000
	Natixis SA 4.330%, 2/3/25 (Dated 1/31/25, Repurchase Value $233,584,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–1.750%, 4/15/27–1/15/31, and U.S. Treasury Note/Bond 0.750%–4.500%, 12/31/26–11/15/54, with a value of $238,170,000)	233,500	233,500
	NatWest Markets plc 4.330%, 2/3/25 (Dated 1/31/25, Repurchase Value $212,076,000, collateralized by U.S. Treasury Note/Bond 3.125%–4.875%, 8/15/25–8/15/33, with a value of $216,240,000)	212,000	212,000
	Societe Generale 4.330%, 2/3/25 (Dated 1/31/25, Repurchase Value $245,589,000, collateralized by U.S. Treasury Note/Bond 2.875%–4.500%, 2/15/44–5/15/52, with a value of $250,410,000)	245,500	245,500
			1,101,900
Total Temporary Cash Investments (Cost $1,101,926)			1,101,926
Total Investments (99.9%) (Cost $26,322,676)			50,392,325
Other Assets and Liabilities—Net (0.1%)			32,168
Net Assets (100%)			50,424,493
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Dividend Growth Fund
Statement of Assets and Liabilities
As of January 31, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $26,322,650)	50,392,299
Affiliated Issuers (Cost $26)	26
Total Investments in Securities	50,392,325
Investment in Vanguard	1,349
Cash	6
Foreign Currency, at Value (Cost $5)	5
Receivables for Accrued Income	57,856
Receivables for Capital Shares Issued	13,919
Total Assets	50,465,460
Liabilities
Payables to Investment Advisor	8,321
Payables for Capital Shares Redeemed	29,576
Payables to Vanguard	3,070
Total Liabilities	40,967
Net Assets	50,424,493
At January 31, 2025, net assets consisted of:

Paid-in Capital	25,195,511
Total Distributable Earnings (Loss)	25,228,982
Net Assets	50,424,493

Net Assets
Applicable to 1,357,828,057 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	50,424,493
Net Asset Value Per Share	$37.14

See accompanying Notes, which are an integral part of the Financial Statements.
3

Dividend Growth Fund
Statement of Operations

Year Ended January 31, 2025
($000)
Investment Income
Income
Dividends[1]	951,420
Interest[2]	47,982
Securities Lending—Net	6
Total Income	999,408
Expenses
Investment Advisory Fees—Note B
Basic Fee	68,822
Performance Adjustment	(27,442)
The Vanguard Group—Note C
Management and Administrative	70,133
Marketing and Distribution	2,271
Custodian Fees	295
Auditing Fees	30
Shareholders’ Reports and Proxy Fees	1,070
Trustees’ Fees and Expenses	30
Other Expenses	16
Total Expenses	115,225
Expenses Paid Indirectly	(36)
Net Expenses	115,189
Net Investment Income	884,219
Realized Net Gain (Loss)
Investment Securities Sold[2]	5,624,935
Foreign Currencies	(774)
Realized Net Gain (Loss)	5,624,161
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(1,403,394)
Foreign Currencies	138
Change in Unrealized Appreciation (Depreciation)	(1,403,256)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,105,124
1	Dividends are net of foreign withholding taxes of $3,789,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, less than $1,000, and $0, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Dividend Growth Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	884,219	900,699
Realized Net Gain (Loss)	5,624,161	850,910
Change in Unrealized Appreciation (Depreciation)	(1,403,256)	2,728,339
Net Increase (Decrease) in Net Assets Resulting from Operations	5,105,124	4,479,948
Distributions
Total Distributions	(5,600,894)	(1,212,175)
Capital Share Transactions
Issued	2,676,285	3,541,840
Issued in Lieu of Cash Distributions	4,931,591	1,065,628
Redeemed	(9,240,368)	(8,774,593)
Net Increase (Decrease) from Capital Share Transactions	(1,632,492)	(4,167,125)
Total Increase (Decrease)	(2,128,262)	(899,352)
Net Assets
Beginning of Period	52,552,755	53,452,107
End of Period	50,424,493	52,552,755

See accompanying Notes, which are an integral part of the Financial Statements.
5

Dividend Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$37.76	$35.42	$37.85	$31.82	$30.63
Investment Operations
Net Investment Income[1]	.658	.620	.596	.576	.557
Net Realized and Unrealized Gain (Loss) on Investments	3.053	2.573	(.893)	7.593	1.572
Total from Investment Operations	3.711	3.193	(.297)	8.169	2.129
Distributions
Dividends from Net Investment Income	(.679)	(.629)	(.590)	(.574)	(.539)
Distributions from Realized Capital Gains	(3.652)	(.224)	(1.543)	(1.565)	(.400)
Total Distributions	(4.331)	(.853)	(2.133)	(2.139)	(.939)
Net Asset Value, End of Period	$37.14	$37.76	$35.42	$37.85	$31.82
Total Return[2]	10.20%	9.11%	-0.76%	25.66%	7.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$50,424	$52,553	$53,452	$54,186	$45,099
Ratio of Total Expenses to Average Net Assets[3]	0.22%[4]	0.29%[4]	0.30%[4]	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.68%	1.74%	1.68%	1.56%	1.85%
Portfolio Turnover Rate	16%	9%	11%	15%	15%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.05%), 0.02%, 0.03%, (0.00%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.22%, 0.29% and 0.30%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Dividend Growth Fund
Notes to Financial Statements
Vanguard Dividend Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
7

Dividend Growth Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the S&P U.S. Dividend Growers Index for the preceding three years. For the year ended January 31, 2025, the investment advisory fee represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net decrease of $27,442,000 (0.05%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,349,000, representing less than 0.01% of the fund’s net assets and 0.54% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the year ended January 31, 2025, these arrangements reduced the fund’s expenses by $36,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	47,484,779	1,805,620	—	49,290,399
Temporary Cash Investments	26	1,101,900	—	1,101,926
Total	47,484,805	2,907,520	—	50,392,325
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	317,350
Total Distributable Earnings (Loss)	(317,350)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The
8

Dividend Growth Fund
differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	89,955
Undistributed Long-Term Gains	1,099,992
Net Unrealized Gains (Losses)	24,039,035
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	25,228,982
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	937,092	898,941
Long-Term Capital Gains	4,663,802	313,234
Total	5,600,894	1,212,175
*	Includes short-term capital gains, if any.
As of January 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	26,353,289
Gross Unrealized Appreciation	24,477,267
Gross Unrealized Depreciation	(438,232)
Net Unrealized Appreciation (Depreciation)	24,039,035
G.	During the year ended January 31, 2025, the fund purchased $8,031,132,000 of investment securities and sold $14,404,845,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended January 31, 2025, such purchases were $93,443,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital shares issued and redeemed were:

	Year Ended January 31,
	2025 Shares (000)	2024 Shares (000)
Issued	68,514	99,872
Issued in Lieu of Cash Distributions	134,779	29,209
Redeemed	(237,393)	(246,375)
Net Increase (Decrease) in Shares Outstanding	(34,100)	(117,294)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s
9

Dividend Growth Fund
daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
10

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Specialized Funds and Shareholders of Vanguard Dividend Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Dividend Growth Fund (one of the funds constituting Vanguard Specialized Funds, referred to hereafter as the "Fund") as of January 31, 2025, the related statement of operations for the year ended January 31, 2025, the statement of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2025 and the financial highlights for each of the five years in the period ended January 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
March 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
11

Tax information (unaudited)
For corporate shareholders, 80.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $919,342,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $4,976,454,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q570 032025
12

Financial Statements
For the year ended January 31, 2025
Vanguard Energy Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	12
Tax information	13

Energy Fund
Financial Statements
Schedule of Investments
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Brazil (1.2%)
	Petroleo Brasileiro SA	9,058,725	64,561
Canada (0.4%)
	Cameco Corp.	480,124	23,737
France (10.0%)
	TotalEnergies SE	3,720,443	215,533
	Engie SA (XPAR)	12,483,822	206,081
[1]	TotalEnergies SE ADR	2,331,013	135,269
			556,883
Germany (2.1%)
	E.ON SE	5,458,843	64,659
	RWE AG	1,691,281	52,411
			117,070
India (1.1%)
	Power Grid Corp. of India Ltd.	18,224,561	63,289
Italy (3.3%)
	Enel SpA	16,349,579	116,208
	Tenaris SA ADR	1,821,201	68,623
			184,831
Japan (0.9%)
	Kansai Electric Power Co. Inc.	4,377,257	48,293
Luxembourg (0.2%)
	Tenaris SA	721,052	13,627
Norway (1.5%)
	Equinor ASA	2,057,552	49,554
	Equinor ASA ADR	1,463,707	35,114
			84,668
Russia (0.0%)
*,2	LUKOIL PJSC ADR	1,423,477	—
Spain (2.9%)
	Iberdrola SA (XMAD)	11,109,276	156,992
*	Iberdrola SA	191,539	2,710
			159,702
United Kingdom (12.6%)
	Shell plc (XLON)	9,068,876	297,774
	Shell plc ADR	3,333,483	219,510
	National Grid plc	12,712,366	154,217
	Glencore plc	6,760,669	29,209
			700,710
United States (63.3%)
	Exxon Mobil Corp.	4,495,146	480,217
	Sempra	3,086,565	255,969
	Williams Cos. Inc.	4,423,277	245,182
	Chevron Corp.	1,494,945	223,031
	Marathon Petroleum Corp.	1,448,775	211,101
	Duke Energy Corp.	1,874,680	209,945
	Southern Co.	2,451,698	205,820
	American Electric Power Co. Inc.	2,073,407	203,940
	Targa Resources Corp.	1,004,283	197,643
	NextEra Energy Inc.	2,609,011	186,701
	EQT Corp.	2,758,987	141,039
	Coterra Energy Inc.	4,702,107	130,342
1

Energy Fund
		Shares	Market Value• ($000)
	Expand Energy Corp.	1,245,596	126,553
	Exelon Corp.	2,981,625	119,265
	CenterPoint Energy Inc.	3,190,623	103,919
	Atmos Energy Corp.	720,699	102,707
	Cheniere Energy Inc.	414,591	92,723
*	Antero Resources Corp.	1,937,182	72,296
	ONEOK Inc.	682,134	66,283
	Hess Corp.	376,389	52,329
*	First Solar Inc.	286,813	48,047
*	NEXTracker Inc. Class A	566,025	28,539
	Edison International	360,012	19,441
	Dominion Energy Inc.	212,326	11,803
			3,534,835
Total Common Stocks (Cost $4,606,761)			5,552,206
Temporary Cash Investments (0.6%)
Money Market Fund (0.0%)
[3,4]	Vanguard Market Liquidity Fund, 4.371%	28,213	2,821
		Face Amount ($000)
Repurchase Agreement (0.6%)
	NatWest Markets plc, 4.330%, 2/3/25 (Dated 1/31/25, Repurchase Value $33,612,000, collateralized by U.S. Treasury Note/Bond 1.250%–1.625%, 5/15/26–3/31/28, with a value of $34,272,000)	33,600	33,600
Total Temporary Cash Investments (Cost $36,421)			36,421
Total Investments (100.1%) (Cost $4,643,182)			5,588,627
Other Assets and Liabilities—Net (-0.1%)			(6,767)
Net Assets (100%)			5,581,860
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,669,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,760,000 was received for securities on loan.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Energy Fund
Statement of Assets and Liabilities
As of January 31, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,640,361)	5,585,806
Affiliated Issuers (Cost $2,821)	2,821
Total Investments in Securities	5,588,627
Investment in Vanguard	148
Receivables for Investment Securities Sold	5,595
Receivables for Accrued Income	9,754
Receivables for Capital Shares Issued	2,336
Total Assets	5,606,460
Liabilities
Due to Custodian	6
Payables for Investment Securities Purchased	5,641
Collateral for Securities on Loan	2,760
Payables to Investment Advisor	2,894
Payables for Capital Shares Redeemed	3,764
Payables to Vanguard	871
Deferred Foreign Capital Gains Taxes	8,664
Total Liabilities	24,600
Net Assets	5,581,860
1 Includes $2,669,000 of securities on loan.
At January 31, 2025, net assets consisted of:

Paid-in Capital	4,646,886
Total Distributable Earnings (Loss)	934,974
Net Assets	5,581,860

Investor Shares—Net Assets
Applicable to 41,204,366 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,814,579
Net Asset Value Per Share—Investor Shares	$44.04

Admiral™ Shares—Net Assets
Applicable to 45,597,430 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,767,281
Net Asset Value Per Share—Admiral Shares	$82.62

See accompanying Notes, which are an integral part of the Financial Statements.
3

Energy Fund
Statement of Operations

Year Ended January 31, 2025
($000)
Investment Income
Income
Dividends[1]	232,049
Interest[2]	2,200
Securities Lending—Net	59
Total Income	234,308
Expenses
Investment Advisory Fees—Note B
Basic Fee	8,742
Performance Adjustment	2,835
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,176
Management and Administrative—Admiral Shares	5,888
Marketing and Distribution—Investor Shares	86
Marketing and Distribution—Admiral Shares	161
Custodian Fees	98
Auditing Fees	33
Shareholders’ Reports and Proxy Fees—Investor Shares	154
Shareholders’ Reports and Proxy Fees—Admiral Shares	70
Trustees’ Fees and Expenses	3
Other Expenses	620
Total Expenses	22,866
Expenses Paid Indirectly	(26)
Net Expenses	22,840
Net Investment Income	211,468
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	567,880
Foreign Currencies	(358)
Realized Net Gain (Loss)	567,522
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	74,702
Foreign Currencies	(393)
Change in Unrealized Appreciation (Depreciation)	74,309
Net Increase (Decrease) in Net Assets Resulting from Operations	853,299
1	Dividends are net of foreign withholding taxes of $447,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, $3,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $5,235,000.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($870,000).

See accompanying Notes, which are an integral part of the Financial Statements.
4

Energy Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	211,468	233,150
Realized Net Gain (Loss)	567,522	783,145
Change in Unrealized Appreciation (Depreciation)	74,309	(798,406)
Net Increase (Decrease) in Net Assets Resulting from Operations	853,299	217,889
Distributions
Investor Shares	(302,919)	(119,899)
Admiral Shares	(632,375)	(249,592)
Total Distributions	(935,294)	(369,491)
Capital Share Transactions
Investor Shares	63,947	(122,683)
Admiral Shares	200,311	(452,087)
Net Increase (Decrease) from Capital Share Transactions	264,258	(574,770)
Total Increase (Decrease)	182,263	(726,372)
Net Assets
Beginning of Period	5,399,597	6,125,969
End of Period	5,581,860	5,399,597

See accompanying Notes, which are an integral part of the Financial Statements.
5

Energy Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$45.21	$46.43	$41.64	$31.66	$43.28
Investment Operations
Net Investment Income[1]	1.771	1.878	2.099	1.364	1.449
Net Realized and Unrealized Gain (Loss) on Investments	5.270	.080	4.807	10.019	(11.669)
Total from Investment Operations	7.041	1.958	6.906	11.383	(10.220)
Distributions
Dividends from Net Investment Income	(1.685)	(1.952)	(2.116)	(1.403)	(1.400)
Distributions from Realized Capital Gains	(6.526)	(1.226)	—	—	—
Total Distributions	(8.211)	(3.178)	(2.116)	(1.403)	(1.400)
Net Asset Value, End of Period	$44.04	$45.21	$46.43	$41.64	$31.66
Total Return[2]	16.24%	4.00%	16.72%	36.33%	-23.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,815	$1,775	$1,950	$1,771	$1,363
Ratio of Total Expenses to Average Net Assets[3]	0.45%[4]	0.44%[4]	0.46%[4]	0.41%	0.37%
Ratio of Net Investment Income to Average Net Assets	3.62%	4.02%	4.70%	3.68%	4.49%
Portfolio Turnover Rate	36%	29%	16%	14%	55%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.05%, 0.05%, 0.06%, 0.02%, and (0.02%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.45%, 0.44% and 0.46% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Energy Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$84.83	$87.12	$78.12	$59.39	$81.18
Investment Operations
Net Investment Income[1]	3.392	3.599	4.014	2.615	2.787
Net Realized and Unrealized Gain (Loss) on Investments	9.886	.145	9.026	18.794	(21.903)
Total from Investment Operations	13.278	3.744	13.040	21.409	(19.116)
Distributions
Dividends from Net Investment Income	(3.238)	(3.733)	(4.040)	(2.679)	(2.674)
Distributions from Realized Capital Gains	(12.250)	(2.301)	—	—	—
Total Distributions	(15.488)	(6.034)	(4.040)	(2.679)	(2.674)
Net Asset Value, End of Period	$82.62	$84.83	$87.12	$78.12	$59.39
Total Return[2]	16.33%	4.09%	16.83%	36.43%	-23.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,767	$3,625	$4,176	$3,608	$2,751
Ratio of Total Expenses to Average Net Assets[3]	0.37%[4]	0.36%[4]	0.38%[4]	0.33%	0.29%
Ratio of Net Investment Income to Average Net Assets	3.69%	4.11%	4.78%	3.76%	4.60%
Portfolio Turnover Rate	36%	29%	16%	14%	55%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.05%, 0.05%, 0.06%, 0.02%, and (0.02%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.37%, 0.36%, and 0.38% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Energy Fund
Notes to Financial Statements
Vanguard Energy Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
8

Energy Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the MSCI ACWI Energy + Utilities Index for the preceding three years. For the year ended January 31, 2025, the investment advisory fee paid represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a net increase of $2,835,000 (0.05%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2025, the fund had contributed to Vanguard capital in the amount of $148,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended January 31, 2025, these arrangements reduced the fund’s management and administrative expenses by $23,000 and custodian fees by $3,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund’s average net assets.
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	3,623,133	—	—	3,623,133
Common Stocks—Other	458,516	1,470,557	—	1,929,073
Temporary Cash Investments	2,821	33,600	—	36,421
Total	4,084,470	1,504,157	—	5,588,627
9

Energy Fund
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions, distributions in connection with fund share redemptions, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	50,197
Total Distributable Earnings (Loss)	(50,197)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	4,411
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	930,563
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	934,974
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	239,286	228,565
Long-Term Capital Gains	696,008	140,926
Total	935,294	369,491
*	Includes short-term capital gains, if any.
As of January 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,649,171
Gross Unrealized Appreciation	1,150,698
Gross Unrealized Depreciation	(211,242)
Net Unrealized Appreciation (Depreciation)	939,456
G.	During the year ended January 31, 2025, the fund purchased $2,059,334,000 of investment securities and sold $2,509,009,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Year Ended January 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	214,420	4,391	233,455	4,941
Issued in Lieu of Cash Distributions	280,497	6,405	110,854	2,372
Redeemed	(430,970)	(8,851)	(466,992)	(10,049)
Net Increase (Decrease)—Investor Shares	63,947	1,945	(122,683)	(2,736)
10

Energy Fund
	Year Ended January 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	362,906	3,968	360,636	4,121
Issued in Lieu of Cash Distributions	564,955	6,879	221,642	2,528
Redeemed	(727,550)	(7,980)	(1,034,365)	(11,853)
Net Increase (Decrease)—Admiral Shares	200,311	2,867	(452,087)	(5,204)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
11

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Specialized Funds and Shareholders of Vanguard Energy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Energy Fund (one of the funds constituting Vanguard Specialized Funds, referred to hereafter as the "Fund") as of January 31, 2025, the related statement of operations for the year ended January 31, 2025, the statement of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2025 and the financial highlights for each of the five years in the period ended January 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
March 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
12

Tax information (unaudited)
For corporate shareholders, 45.1%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $216,256,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $727,142,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q510 032025
13

Financial Statements
For the year ended January 31, 2025
Vanguard Health Care Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	14
Tax information	15

Health Care Fund
Financial Statements
Schedule of Investments
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.2%)
Belgium (4.4%)
*	Argenx SE	1,605,438	1,059,809
	UCB SA	3,945,417	767,594
			1,827,403
Brazil (0.0%)
*,1	Hapvida Participacoes e Investimentos SA	8,909,471	3,689
China (0.6%)
*	Zai Lab Ltd.	29,739,200	80,759
*	Zai Lab Ltd. ADR	2,895,898	78,739
*	Legend Biotech Corp. ADR	1,437,205	54,758
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	77,092,000	48,112
			262,368
Denmark (5.0%)
	Novo Nordisk A/S Class B	21,305,294	1,798,691
*	Genmab A/S	1,461,156	287,200
			2,085,891
Japan (6.2%)
	Daiichi Sankyo Co. Ltd.	29,984,797	835,988
[2]	Eisai Co. Ltd.	15,529,017	460,003
	Chugai Pharmaceutical Co. Ltd.	10,071,600	434,237
	Otsuka Holdings Co. Ltd.	6,297,600	328,843
	Astellas Pharma Inc.	32,684,878	316,848
	Terumo Corp.	12,871,400	241,646
			2,617,565
Switzerland (4.4%)
	Novartis AG (Registered)	12,676,260	1,326,910
*	Galderma Group AG	3,579,595	435,545
	Tecan Group AG (Registered)	314,428	80,719
			1,843,174
United Kingdom (8.1%)
	AstraZeneca plc	17,810,483	2,500,156
	GSK plc	36,708,771	639,451
*,2,3	Immunocore Holdings plc ADR	4,582,598	150,676
	Genus plc	1,791,160	42,888
*,2	Autolus Therapeutics plc ADR	19,356,365	42,778
			3,375,949
United States (69.5%)
	Eli Lilly & Co.	5,159,181	4,184,509
	UnitedHealth Group Inc.	6,116,720	3,318,259
	Merck & Co. Inc.	21,505,946	2,125,218
*	Vertex Pharmaceuticals Inc.	3,232,355	1,492,314
*	Boston Scientific Corp.	13,265,990	1,357,907
*	Edwards Lifesciences Corp.	18,391,971	1,332,498
	Danaher Corp.	5,197,960	1,157,794
*	Intuitive Surgical Inc.	1,788,338	1,022,715
	Abbott Laboratories	7,664,321	980,497
*	Alnylam Pharmaceuticals Inc.	2,970,610	805,956
	Elevance Health Inc.	1,725,045	682,600
*	Biogen Inc.	4,625,034	665,681
	HCA Healthcare Inc.	1,940,565	640,212
	Bristol-Myers Squibb Co.	8,208,446	483,888
	Agilent Technologies Inc.	3,153,583	477,831
	Humana Inc.	1,594,883	467,668
	Pfizer Inc.	17,608,919	466,989
	Cencora Inc.	1,777,329	451,815
	Thermo Fisher Scientific Inc.	580,641	347,078
*	Charles River Laboratories International Inc.	1,999,115	329,374
1

Health Care Fund
		Shares	Market Value• ($000)
*	United Therapeutics Corp.	903,467	317,270
*	Centene Corp.	4,886,095	312,857
*	Molina Healthcare Inc.	994,815	308,800
*	Align Technology Inc.	1,380,373	302,454
*	Exact Sciences Corp.	5,207,422	291,876
*,2	Acadia Healthcare Co. Inc.	5,568,412	251,191
*,2	Apellis Pharmaceuticals Inc.	8,477,414	245,930
*	Vaxcyte Inc.	2,547,184	224,967
*	Qiagen NV	4,977,756	222,207
*,2	Akero Therapeutics Inc.	4,069,831	220,096
*	Cytokinetics Inc.	4,067,922	201,199
*,2	Amicus Therapeutics Inc.	20,893,978	200,164
*	Option Care Health Inc.	6,148,692	190,118
*,2	Denali Therapeutics Inc.	7,971,454	185,735
*	REVOLUTION Medicines Inc.	4,295,248	184,481
*	Ionis Pharmaceuticals Inc.	5,733,312	182,893
*	Blueprint Medicines Corp.	1,543,176	173,654
*	Sarepta Therapeutics Inc.	1,302,781	148,152
	Encompass Health Corp.	1,428,572	141,814
*	Moderna Inc.	3,387,027	133,517
*	Glaukos Corp.	849,153	132,841
*	PTC Therapeutics Inc.	2,796,611	128,308
*,2,3	Structure Therapeutics Inc. ADR	4,249,142	127,347
*	Surgery Partners Inc.	4,602,252	117,311
*	Alkermes plc	3,545,936	111,803
*,2	Celldex Therapeutics Inc.	4,548,457	111,392
*,2	agilon health Inc.	33,079,647	110,486
*	Xenon Pharmaceuticals Inc.	2,542,337	101,643
*	Avidity Biosciences Inc.	2,905,205	95,668
*	Kymera Therapeutics Inc.	2,351,428	93,093
*	Crinetics Pharmaceuticals Inc.	2,284,367	92,060
*	Guardant Health Inc.	1,830,574	86,000
*	Merus NV	2,081,155	85,202
*	Apogee Therapeutics Inc.	1,999,952	82,718
*,2	Rocket Pharmaceuticals Inc.	7,597,585	81,598
*,2	Evolent Health Inc. Class A	6,778,267	70,833
*	PACS Group Inc.	4,425,093	64,297
*,2	Prothena Corp. plc	4,219,512	60,044
*,3	Newamsterdam Pharma Co. NV	2,156,406	48,066
*	Syndax Pharmaceuticals Inc.	2,987,450	42,332
*	Disc Medicine Inc.	673,038	37,555
*	Nuvalent Inc. Class A	249,000	21,367
*	Metsera Inc.	338,900	8,981
			29,141,123
Total Common Stocks (Cost $26,689,961)			41,157,162
Temporary Cash Investments (1.7%)
Money Market Fund (0.1%)
[4,5]	Vanguard Market Liquidity Fund, 4.371%	254,029	25,401
		Face Amount ($000)
Repurchase Agreements (1.6%)
	Bank of America Securities, LLC, 4.350%, 2/3/25 (Dated 1/31/25, Repurchase Value $18,007,000, collateralized by Fannie Mae 2.000%–5.000%, 10/1/51–12/1/54, and Freddie Mac 6.000%, 2/1/54, with a value of $18,360,000)	18,000	18,000
	Bank of Nova Scotia, 4.330%, 2/3/25 (Dated 1/31/25, Repurchase Value $145,953,000, collateralized by U.S. Treasury Bill 0.000%, 7/31/25–12/26/25, and U.S. Treasury Note/Bond 1.750%–5.000%, 3/15/25–5/15/44, with a value of $148,872,000)	145,900	145,900
	Barclays Capital Inc., 4.340%, 2/3/25 (Dated 1/31/25, Repurchase Value $69,825,000, collateralized by U.S. Treasury Note/Bond 4.375%–4.625%, 6/15/27–7/15/27, with a value of $71,196,000)	69,800	69,800
	BNP Paribas Securities Corp., 4.330%, 2/3/25 (Dated 1/31/25, Repurchase Value $161,558,000, collateralized by U.S. Treasury Floating Rate Note 4.410%, 10/31/25, and U.S. Treasury Note/Bond 0.750%–4.625%, 8/31/26–2/15/51, with a value of $164,730,000)	161,500	161,500
	BNP Paribas Securities Corp., 4.340%, 2/3/25 (Dated 1/31/25, Repurchase Value $75,727,000, collateralized by Fannie Mae 1.820%–7.175%, 8/1/28–1/1/54, Freddie Mac 2.000%–7.111%, 9/1/35–11/1/54, Ginnie Mae 6.500%, 12/20/54, and U.S. Treasury Note/Bond 3.125%–3.875%, 2/15/43–5/15/43, with a value of $77,214,000)	75,700	75,700
2

Health Care Fund
	Face Amount ($000)	Market Value• ($000)
Credit Agricole Securities, 4.330%, 2/3/25 (Dated 1/31/25, Repurchase Value $17,706,000, collateralized by U.S. Treasury Note/Bond 1.250%, 12/31/26, with a value of $18,054,000)	17,700	17,700
HSBC Bank USA, 4.330%, 2/3/25 (Dated 1/31/25, Repurchase Value $16,606,000, collateralized by U.S. Treasury Note/Bond 2.750%–2.875%, 5/31/29–5/15/52, with a value of $16,932,000)	16,600	16,600
HSBC Bank USA, 4.350%, 2/3/25 (Dated 1/31/25, Repurchase Value $31,611,000, collateralized by Fannie Mae 2.000%–6.500%, 1/1/28–6/1/54, and Freddie Mac 2.000%–7.000%, 11/1/33–2/1/55, with a value of $32,232,000)	31,600	31,600
JP Morgan Securities, LLC, 4.340%, 2/3/25 (Dated 1/31/25, Repurchase Value $20,007,000, collateralized by U.S. Treasury Note/Bond 1.250%–1.625%, 3/31/28–8/15/29, with a value of $20,400,000)	20,000	20,000
Natixis SA, 4.330%, 2/3/25 (Dated 1/31/25, Repurchase Value $53,219,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%–3.375%, 4/15/26–2/15/46, and U.S. Treasury Note/Bond 1.250%–4.125%, 9/30/27–11/15/52, with a value of $54,264,000)	53,200	53,200
Nomura International plc, 4.340%, 2/3/25 (Dated 1/31/25, Repurchase Value $33,112,000, collateralized by U.S. Treasury Bill 0.000%, 8/7/25, U.S. Treasury Inflation Indexed Note 0.625%, 7/15/32, and U.S. Treasury Note/Bond 0.500%–4.625%, 6/30/27–2/15/54, with a value of $33,762,000)	33,100	33,100
RBC Capital Markets LLC, 4.350%, 2/3/25 (Dated 1/31/25, Repurchase Value $40,115,000, collateralized by Freddie Mac 3.500%, 5/1/47, U.S. Treasury Bill 0.000%, 2/6/25–1/22/26, and U.S. Treasury Note/Bond 5.250%, 2/15/29, with a value of $40,902,000)	40,100	40,100
		683,200
Total Temporary Cash Investments (Cost $708,600)		708,601
Total Investments (99.9%) (Cost $27,398,561)		41,865,763
Other Assets and Liabilities—Net (0.1%)		41,198
Net Assets (100%)		41,906,961
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $3,689,000, representing 0.0% of net assets.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $24,518,000.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $25,351,000 was received for securities on loan.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
3

Health Care Fund
Statement of Assets and Liabilities
As of January 31, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $24,009,519)	39,522,089
Affiliated Issuers (Cost $3,389,042)	2,343,674
Total Investments in Securities	41,865,763
Investment in Vanguard	1,095
Foreign Currency, at Value (Cost $2,863)	2,618
Receivables for Investment Securities Sold	35,001
Receivables for Accrued Income	84,923
Receivables for Capital Shares Issued	3,353
Total Assets	41,992,753
Liabilities
Due to Custodian	1,503
Payables for Investment Securities Purchased	9,636
Collateral for Securities on Loan	25,351
Payables to Investment Advisor	19,176
Payables for Capital Shares Redeemed	27,472
Payables to Vanguard	2,654
Total Liabilities	85,792
Net Assets	41,906,961
1 Includes $24,518,000 of securities on loan.
At January 31, 2025, net assets consisted of:

Paid-in Capital	26,821,038
Total Distributable Earnings (Loss)	15,085,923
Net Assets	41,906,961

Investor Shares—Net Assets
Applicable to 33,453,716 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,428,324
Net Asset Value Per Share—Investor Shares	$192.16

Admiral™ Shares—Net Assets
Applicable to 437,915,579 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,478,637
Net Asset Value Per Share—Admiral Shares	$81.02

See accompanying Notes, which are an integral part of the Financial Statements.
4

Health Care Fund
Statement of Operations

Year Ended January 31, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	484,372
Dividends—Affiliated Issuers[2]	18,241
Interest—Unaffiliated Issuers	44,341
Securities Lending—Net	179
Total Income	547,133
Expenses
Investment Advisory Fees—Note B
Basic Fee	66,998
Performance Adjustment	18,647
The Vanguard Group—Note C
Management and Administrative—Investor Shares	12,847
Management and Administrative—Admiral Shares	52,764
Marketing and Distribution—Investor Shares	266
Marketing and Distribution—Admiral Shares	1,083
Custodian Fees	990
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Investor Shares	341
Shareholders’ Reports and Proxy Fees—Admiral Shares	324
Trustees’ Fees and Expenses	26
Other Expenses	71
Total Expenses	154,389
Expenses Paid Indirectly	(28)
Net Expenses	154,361
Net Investment Income	392,772
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	4,492,415
Investment Securities Sold—Affiliated Issuers	(416,988)
Foreign Currencies	(1,417)
Realized Net Gain (Loss)	4,074,010
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(2,229,186)
Investment Securities—Affiliated Issuers	(826,264)
Foreign Currencies	(2,965)
Change in Unrealized Appreciation (Depreciation)	(3,058,415)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,408,367
1	Dividends are net of foreign withholding taxes of $18,665,000.
2	Dividends are net of foreign withholding taxes of $2,624,000.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Health Care Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	392,772	416,405
Realized Net Gain (Loss)	4,074,010	2,900,369
Change in Unrealized Appreciation (Depreciation)	(3,058,415)	(432,502)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,408,367	2,884,272
Distributions
Investor Shares	(769,293)	(515,126)
Admiral Shares	(4,238,323)	(2,769,814)
Total Distributions	(5,007,616)	(3,284,940)
Capital Share Transactions
Investor Shares	(327,718)	(145,328)
Admiral Shares	(459,595)	(637,906)
Net Increase (Decrease) from Capital Share Transactions	(787,313)	(783,234)
Total Increase (Decrease)	(4,386,562)	(1,183,902)
Net Assets
Beginning of Period	46,293,523	47,477,425
End of Period	41,906,961	46,293,523

See accompanying Notes, which are an integral part of the Financial Statements.
6

Health Care Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$210.61	$212.59	$210.54	$218.60	$204.57
Investment Operations
Net Investment Income[1]	1.733	1.789	1.654	1.869	2.005
Net Realized and Unrealized Gain (Loss) on Investments	3.617	11.217	11.988	8.949	29.203
Total from Investment Operations	5.350	13.006	13.642	10.818	31.208
Distributions
Dividends from Net Investment Income	(1.809)	(1.751)	(1.659)	(1.951)	(1.886)
Distributions from Realized Capital Gains	(21.991)	(13.235)	(9.933)	(16.927)	(15.292)
Total Distributions	(23.800)	(14.986)	(11.592)	(18.878)	(17.178)
Net Asset Value, End of Period	$192.16	$210.61	$212.59	$210.54	$218.60
Total Return[2]	2.96%	6.43%	6.57%	4.48%	16.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,428	$7,297	$7,496	$7,493	$8,342
Ratio of Total Expenses to Average Net Assets[3]	0.37%[4]	0.35%[4]	0.34%[4]	0.30%	0.32%
Ratio of Net Investment Income to Average Net Assets	0.81%	0.86%	0.80%	0.82%	0.95%
Portfolio Turnover Rate	29%	16%	19%	15%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.04%, 0.02%, 0.00%, (0.04%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.37%, 0.35% and 0.34% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Health Care Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$88.81	$89.64	$88.77	$92.17	$86.27
Investment Operations
Net Investment Income[1]	.772	.796	.750	.830	.883
Net Realized and Unrealized Gain (Loss) on Investments	1.523	4.738	5.052	3.780	12.316
Total from Investment Operations	2.295	5.534	5.802	4.610	13.199
Distributions
Dividends from Net Investment Income	(.810)	(.782)	(.743)	(.870)	(.849)
Distributions from Realized Capital Gains	(9.275)	(5.582)	(4.189)	(7.140)	(6.450)
Total Distributions	(10.085)	(6.364)	(4.932)	(8.010)	(7.299)
Net Asset Value, End of Period	$81.02	$88.81	$89.64	$88.77	$92.17
Total Return[2]	3.01%	6.48%	6.63%	4.53%	16.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,479	$38,997	$39,981	$39,934	$40,769
Ratio of Total Expenses to Average Net Assets[3]	0.32%[4]	0.30%[4]	0.29%[4]	0.25%	0.27%
Ratio of Net Investment Income to Average Net Assets	0.85%	0.90%	0.86%	0.86%	0.99%
Portfolio Turnover Rate	29%	16%	19%	15%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.04%, 0.02%, 0.00%, (0.04%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.32%, 0.30%, and 0.29% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Health Care Fund
Notes to Financial Statements
Vanguard Health Care Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
9

Health Care Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the MSCI All Country World Health Care Index for the preceding three years. For the year ended January 31, 2025, the investment advisory fee represented an effective annual basic rate of 0.14% of the fund’s average net assets, before a net increase of $18,647,000 (0.04%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,095,000, representing less than 0.01% of the fund’s net assets and 0.44% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended January 31, 2025, these arrangements reduced the fund’s management and administrative expenses by $18,000 and custodian fees by $10,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund’s average net assets.
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	29,144,812	—	—	29,144,812
Common Stocks—Other	326,951	11,685,399	—	12,012,350
Temporary Cash Investments	25,401	683,200	—	708,601
Total	29,497,164	12,368,599	—	41,865,763
10

Health Care Fund
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	164,322
Total Distributable Earnings (Loss)	(164,322)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	52,242
Undistributed Long-Term Gains	694,844
Net Unrealized Gains (Losses)	14,338,837
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	15,085,923
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	805,080	469,569
Long-Term Capital Gains	4,202,536	2,815,371
Total	5,007,616	3,284,940
*	Includes short-term capital gains, if any.
As of January 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	27,526,878
Gross Unrealized Appreciation	18,401,408
Gross Unrealized Depreciation	(4,062,523)
Net Unrealized Appreciation (Depreciation)	14,338,885
G.	During the year ended January 31, 2025, the fund purchased $13,158,684,000 of investment securities and sold $18,471,158,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended January 31, 2025, such purchases were $58,223,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Year Ended January 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	372,484	1,772	533,020	2,583
Issued in Lieu of Cash Distributions	723,569	3,812	485,637	2,364
Redeemed	(1,423,771)	(6,775)	(1,163,985)	(5,561)
Net Increase (Decrease)—Investor Shares	(327,718)	(1,191)	(145,328)	(614)
11

Health Care Fund
	Year Ended January 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	715,793	8,003	829,622	9,373
Issued in Lieu of Cash Distributions	3,693,155	46,177	2,430,038	28,058
Redeemed	(4,868,543)	(55,381)	(3,897,566)	(44,323)
Net Increase (Decrease)—Admiral Shares	(459,595)	(1,201)	(637,906)	(6,892)
I.	Certain of the fund’s investments were in companies that were considered to be affiliated companies of the fund because the fund owned more than 5% of the outstanding voting securities of the company or the issuer was another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2025 Market Value ($000)
Acadia Healthcare Co. Inc.	NA1	163,051	—	—	(162,177)	—	—	251,191
agilon health Inc.	179,707	41,449	19,517	(133,240)	42,087	—	—	110,486
Akero Therapeutics Inc.	—	140,300	41,203	17,758	103,241	—	—	220,096
Alkermes plc	232,681	1	147,601	8,321	18,401	—	—	NA2
Amicus Therapeutics Inc.	NA1	120,740	—	—	(46,801)	—	—	200,164
Apellis Pharmaceuticals Inc.	601,469	21,678	53,249	(36,127)	(287,841)	—	—	245,930
Autolus Therapeutics plc ADR	—	93,242	—	—	(50,464)	—	—	42,778
Celldex Therapeutics Inc.	NA1	89,973	—	—	(56,757)	—	—	111,392
Denali Therapeutics Inc.	NA1	69,516	24,426	(808)	59,795	—	—	185,735
Eisai Co. Ltd.	900,515	—	104,896	(129,359)	(206,257)	18,241	—	460,003
Evolent Health Inc. Class A	NA1	74,358	25,646	(1,088)	(75,362)	—	—	70,833
Guardant Health Inc.	—	250,772	208,408	5,265	38,371	—	—	NA3
Immunocore Holdings plc ADR	209,467	74,753	—	—	(133,544)	—	—	150,676
Prothena Corp. plc	NA1	39,304	4,536	(11,961)	(30,736)	—	—	60,044
PTC Therapeutics Inc.	NA1	49,704	88,404	(850)	79,312	—	—	NA3
Rocket Pharmaceuticals Inc.	NA1	71,893	—	—	(107,860)	—	—	81,598
Sage Therapeutics Inc.	110,372	—	53,615	(129,435)	72,678	—	—	—
Structure Therapeutics Inc. ADR	105,169	88,640	—	—	(66,462)	—	—	127,347
Syndax Pharmaceuticals Inc.	87,069	—	23,383	(5,466)	(15,888)	—	—	NA2
Vanguard Market Liquidity Fund	14,873	NA4	NA4	2	—	—	—	25,401
Total	2,441,322	1,389,374	794,884	(416,988)	(826,264)	18,241	—	2,343,674
1	Not applicable—at January 31, 2024, the issuer was not an affiliated company of the fund.
2	Not applicable—at January 31, 2025, the security was still held, but the issuer was no longer an affiliated company of the fund.
3	Not applicable—at January 31, 2025, and January 31, 2024, the issuer was not an affiliated company of the fund, but it was affiliated during the year.
4	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
K.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its
12

Health Care Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
13

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Specialized Funds and Shareholders of Vanguard Health Care Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Health Care Fund (one of the funds constituting Vanguard Specialized Funds, referred to hereafter as the "Fund") as of January 31, 2025, the related statement of operations for the year ended January 31, 2025, the statement of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2025 and the financial highlights for each of the five years in the period ended January 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from  brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
March 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
14

Tax information (unaudited)
For corporate shareholders, 33.8%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $529,035,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $4,343,907,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q520 032025
15

Financial Statements
For the year ended January 31, 2025
Vanguard Dividend Appreciation Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	16
Tax information	17

Dividend Appreciation Index Fund
Financial Statements
Schedule of Investments
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (0.7%)
Comcast Corp. Class A	21,224,960	714,432
John Wiley & Sons Inc. Class A	227,782	9,323
Cable One Inc.	25,110	7,634
		731,389
Consumer Discretionary (6.1%)
Home Depot Inc.	5,474,169	2,255,248
McDonald's Corp.	3,930,448	1,134,720
Lowe's Cos. Inc.	3,122,717	812,031
Starbucks Corp.	6,275,756	675,773
NIKE Inc. Class B	6,565,022	504,850
DR Horton Inc.	1,613,864	229,007
Tractor Supply Co.	2,928,876	159,214
Williams-Sonoma Inc.	692,571	146,389
Genuine Parts Co.	763,737	88,784
Domino's Pizza Inc.	189,722	85,208
Pool Corp.	209,118	71,989
Service Corp. International	794,937	62,101
Lithia Motors Inc.	146,303	55,025
Churchill Downs Inc.	403,957	49,921
Thor Industries Inc.	290,984	29,925
Brunswick Corp.	361,601	24,386
Graham Holdings Co. Class B	18,386	17,077
Polaris Inc.	287,955	13,735
Dillard's Inc. Class A	16,149	7,560
Worthington Enterprises Inc.	168,378	7,055
Monro Inc.	170,938	3,357
Shoe Carnival Inc.	95,809	2,593
Haverty Furniture Cos. Inc.	71,984	1,615
Johnson Outdoors Inc. Class A	28,611	927
		6,438,490
Consumer Staples (11.3%)
Costco Wholesale Corp.	2,424,747	2,375,961
Walmart Inc.	23,805,331	2,336,731
Procter & Gamble Co.	12,943,433	2,148,480
Coca-Cola Co.	21,264,555	1,349,874
PepsiCo Inc.	7,528,083	1,134,407
Mondelez International Inc. Class A	7,409,774	429,693
Colgate-Palmolive Co.	4,480,422	388,452
Target Corp.	2,525,871	348,343
Sysco Corp.	2,727,468	198,887
Kroger Co.	2,649,608	163,322
Church & Dwight Co. Inc.	1,343,327	141,748
Archer-Daniels-Midland Co.	2,623,817	134,418
Hershey Co.	810,257	120,931
Clorox Co.	677,560	107,515
McCormick & Co. Inc.	1,382,878	106,800
Tyson Foods Inc. Class A	1,564,331	88,369
Casey's General Stores Inc.	204,004	86,043
J M Smucker Co.	582,514	62,265
Ingredion Inc.	358,092	48,858
Hormel Foods Corp.	1,589,650	47,658
Brown-Forman Corp. Class B	1,007,579	33,260
Flowers Foods Inc.	1,068,182	20,883
Lancaster Colony Corp.	105,042	17,725
WD-40 Co.	73,874	17,357
J & J Snack Foods Corp.	85,015	11,666
Andersons Inc.	176,243	7,182
SpartanNash Co.	184,561	3,364

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Tootsie Roll Industries Inc.	90,105	2,799
		11,932,991
Energy (2.9%)
Exxon Mobil Corp.	24,315,952	2,597,673
Phillips 66	2,320,261	273,489
Texas Pacific Land Corp.	103,398	134,125
		3,005,287
Financials (22.3%)
JPMorgan Chase & Co.	15,441,419	4,127,491
Visa Inc. Class A	9,108,672	3,113,344
Mastercard Inc. Class A	4,513,168	2,506,749
Bank of America Corp.	36,612,078	1,695,139
Goldman Sachs Group Inc.	1,721,890	1,102,698
S&P Global Inc.	1,756,258	915,731
Blackrock Inc.	798,639	858,936
Marsh & McLennan Cos. Inc.	2,700,210	585,622
Chubb Ltd.	2,070,474	562,920
Intercontinental Exchange Inc.	3,146,981	502,982
CME Group Inc.	1,975,951	467,352
Aon plc Class A (XNYS)	1,186,569	440,004
PNC Financial Services Group Inc.	2,179,005	437,871
Moody's Corp.	854,480	426,762
Arthur J Gallagher & Co.	1,365,444	412,118
Bank of New York Mellon Corp.	4,037,683	346,958
Travelers Cos. Inc.	1,245,697	305,420
Aflac Inc.	2,769,003	297,336
Ameriprise Financial Inc.	537,162	291,872
MetLife Inc.	3,229,542	279,388
Allstate Corp.	1,447,287	278,357
Discover Financial Services	1,376,566	276,814
Nasdaq Inc.	2,269,053	186,834
Hartford Financial Services Group Inc.	1,600,727	178,561
Raymond James Financial Inc.	1,002,068	168,828
State Street Corp.	1,642,776	166,939
Fifth Third Bancorp	3,684,266	163,250
Brown & Brown Inc.	1,300,595	136,120
Cincinnati Financial Corp.	856,154	117,336
Cboe Global Markets Inc.	573,490	117,181
FactSet Research Systems Inc.	207,695	98,533
W R Berkley Corp.	1,659,617	97,635
Principal Financial Group Inc.	1,155,615	95,280
Fidelity National Financial Inc.	1,424,063	82,838
Reinsurance Group of America Inc.	360,681	82,185
Unum Group	930,940	70,984
Jack Henry & Associates Inc.	399,284	69,511
RenaissanceRe Holdings Ltd.	283,236	65,875
Assurant Inc.	285,207	61,374
SouthState Corp.	538,299	56,839
Evercore Inc. Class A	194,612	56,685
Globe Life Inc.	461,223	56,311
Erie Indemnity Co. Class A	136,578	55,034
American Financial Group Inc.	395,575	54,020
Primerica Inc.	183,334	53,198
Cullen/Frost Bankers Inc.	351,656	49,021
Morningstar Inc.	148,610	48,839
Wintrust Financial Corp.	365,838	47,855
Zions Bancorp NA	812,236	46,996
Old Republic International Corp.	1,280,530	46,842
SEI Investments Co.	538,765	46,646
MarketAxess Holdings Inc.	206,678	45,599
Commerce Bancshares Inc.	672,838	44,946
UMB Financial Corp.	373,214	44,002
Prosperity Bancshares Inc.	520,714	41,657
Axis Capital Holdings Ltd.	417,012	37,956
First American Financial Corp.	566,662	35,824
Cadence Bank	1,002,303	35,281
RLI Corp.	458,436	33,626
Home BancShares Inc.	1,016,218	30,680
Hanover Insurance Group Inc.	196,595	30,097

Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	Bank OZK	578,317	29,373
	Selective Insurance Group Inc.	332,034	27,934
	First Financial Bankshares Inc.	705,599	26,291
	Assured Guaranty Ltd.	262,855	24,866
	CNO Financial Group Inc.	581,622	23,230
	International Bancshares Corp.	292,259	19,257
	Community Financial System Inc.	289,544	18,974
	Atlantic Union Bankshares Corp.	493,466	18,638
	WSFS Financial Corp.	323,905	18,139
	Independent Bank Corp. (XNGS)	237,622	15,959
	First Merchants Corp.	321,134	14,271
	Towne Bank	384,135	13,741
	BOK Financial Corp.	123,929	13,684
	Cohen & Steers Inc.	147,064	13,034
	BancFirst Corp.	109,434	13,031
	NBT Bancorp Inc.	259,657	12,367
	Stock Yards Bancorp Inc.	146,303	10,784
	Federal Agricultural Mortgage Corp. Class C	50,548	9,997
	City Holding Co.	82,100	9,698
	Lakeland Financial Corp.	140,011	9,526
	Horace Mann Educators Corp.	225,284	8,703
	TriCo Bancshares	179,287	7,865
	Westamerica BanCorp	148,664	7,695
	German American Bancorp Inc.	160,651	6,640
	1st Source Corp.	91,036	5,710
	AMERISAFE Inc.	106,949	5,350
	First Mid Bancshares Inc.	108,912	4,131
	First Community Bankshares Inc.	92,847	4,027
	Southern Missouri Bancorp Inc.	49,347	2,920
	Great Southern Bancorp Inc.	48,556	2,855
	Cass Information Systems Inc.	66,866	2,754
[1]	Hingham Institution for Savings	10,215	2,607
			23,593,133
Health Care (14.3%)
	UnitedHealth Group Inc.	5,047,990	2,738,484
	Johnson & Johnson	13,207,956	2,009,590
	AbbVie Inc.	9,693,540	1,782,642
	Merck & Co. Inc.	13,874,135	1,371,042
	Abbott Laboratories	9,509,687	1,216,574
	Amgen Inc.	2,949,543	841,859
	Danaher Corp.	3,526,102	785,404
	Stryker Corp.	1,881,939	736,384
	Medtronic plc	7,037,330	639,130
	Elevance Health Inc.	1,271,697	503,210
	Zoetis Inc.	2,473,754	422,765
	McKesson Corp.	705,276	419,463
	Becton Dickinson & Co.	1,591,672	394,098
	Cencora Inc.	968,214	246,130
	Humana Inc.	665,033	195,008
	ResMed Inc.	804,767	190,070
	Cardinal Health Inc.	1,344,596	166,273
	West Pharmaceutical Services Inc.	397,126	135,638
	STERIS plc	540,835	119,335
	Quest Diagnostics Inc.	619,188	100,990
	Chemed Corp.	82,288	46,246
	Ensign Group Inc.	314,144	43,873
	Perrigo Co. plc	749,958	18,681
	LeMaitre Vascular Inc.	111,004	10,760
	National HealthCare Corp.	67,252	6,905
	Embecta Corp.	311,510	5,585
			15,146,139
Industrials (11.6%)
	Caterpillar Inc.	2,653,704	985,692
	Union Pacific Corp.	3,325,762	824,091
	Honeywell International Inc.	3,566,870	797,980
	Eaton Corp. plc	2,168,048	707,738
	Automatic Data Processing Inc.	2,238,119	678,172
	Lockheed Martin Corp.	1,188,320	550,133
	Waste Management Inc.	2,004,926	441,605

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Emerson Electric Co.	3,117,721	405,148
Illinois Tool Works Inc.	1,483,901	384,568
Cintas Corp.	1,890,651	379,208
Northrop Grumman Corp.	755,451	368,109
General Dynamics Corp.	1,411,607	362,755
CSX Corp.	10,574,128	347,572
Cummins Inc.	751,837	267,842
Paychex Inc.	1,763,155	260,365
WW Grainger Inc.	242,910	258,133
Republic Services Inc.	1,116,088	242,046
Fastenal Co.	3,136,159	229,692
L3Harris Technologies Inc.	1,040,003	220,491
Rockwell Automation Inc.	619,468	172,478
Xylem Inc.	1,332,011	165,223
Dover Corp.	752,078	153,183
Broadridge Financial Solutions Inc.	640,122	152,490
Veralto Corp.	1,355,416	140,136
Hubbell Inc.	294,538	124,593
Lennox International Inc.	175,749	104,117
Snap-on Inc.	288,545	102,477
Watsco Inc.	206,710	98,929
Carlisle Cos. Inc.	248,249	96,683
Masco Corp.	1,206,956	95,687
Pentair plc	905,721	93,905
IDEX Corp.	416,423	93,408
Booz Allen Hamilton Holding Corp.	703,064	90,695
RB Global Inc. (XTSE)	1,011,878	90,543
Expeditors International of Washington Inc.	766,264	87,032
Comfort Systems USA Inc.	195,408	85,344
Graco Inc.	926,997	78,025
HEICO Corp. Class A	408,801	77,807
JB Hunt Transport Services Inc.	435,543	74,574
Stanley Black & Decker Inc.	846,235	74,528
ITT Inc.	446,408	67,417
Nordson Corp.	296,557	65,308
CH Robinson Worldwide Inc.	649,441	64,613
Allegion plc	477,013	63,314
Lincoln Electric Holdings Inc.	308,823	61,388
Regal Rexnord Corp.	363,424	57,686
Applied Industrial Technologies Inc.	211,888	55,097
HEICO Corp.	218,827	52,287
Donaldson Co. Inc.	660,581	47,027
Toro Co.	560,584	46,680
A O Smith Corp.	652,054	43,883
Huntington Ingalls Industries Inc.	215,096	42,430
Oshkosh Corp.	356,757	41,527
Simpson Manufacturing Co. Inc.	230,975	38,804
UFP Industries Inc.	333,132	38,527
Ryder System Inc.	232,540	37,069
Robert Half Inc.	566,391	36,696
AGCO Corp.	339,992	35,505
MSA Safety Inc.	214,773	35,380
GATX Corp.	194,338	32,157
Watts Water Technologies Inc. Class A	149,910	30,998
Timken Co.	351,780	28,237
Air Lease Corp.	567,113	26,201
Matson Inc.	181,616	25,762
Exponent Inc.	277,298	25,420
Kadant Inc.	64,700	24,127
Franklin Electric Co. Inc.	214,004	21,398
ABM Industries Inc.	356,944	19,047
Brady Corp. Class A	241,179	17,965
Griffon Corp.	234,087	17,737
McGrath RentCorp.	135,853	16,665
ManpowerGroup Inc.	259,983	15,656
Insperity Inc.	195,199	14,642
Hillenbrand Inc.	393,133	13,363
HNI Corp.	263,573	13,139
Standex International Corp.	66,842	12,212
CSG Systems International Inc.	151,798	8,924

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Tennant Co.	104,245	8,915
Lindsay Corp.	59,706	8,012
Apogee Enterprises Inc.	126,391	6,448
Matthews International Corp. Class A	167,426	4,686
Gorman-Rupp Co.	116,555	4,473
Hyster-Yale Inc.	61,019	3,260
		12,293,279
Information Technology (24.8%)
Broadcom Inc.	25,553,538	5,654,231
Apple Inc.	21,269,010	5,019,486
Microsoft Corp.	9,093,620	3,774,398
Oracle Corp.	8,783,984	1,493,804
Cisco Systems Inc.	21,792,560	1,320,629
Accenture plc Class A	3,430,437	1,320,547
International Business Machines Corp.	5,060,746	1,294,033
QUALCOMM Inc.	6,077,729	1,051,022
Intuit Inc.	1,539,106	925,788
Texas Instruments Inc.	4,997,706	922,627
Analog Devices Inc.	2,738,541	580,269
KLA Corp.	737,262	544,276
Amphenol Corp. Class A	6,593,300	466,674
Motorola Solutions Inc.	917,094	430,346
Roper Technologies Inc.	587,938	338,447
TE Connectivity plc	1,651,038	244,304
Corning Inc.	4,225,366	220,057
HP Inc.	5,270,545	171,293
Microchip Technology Inc.	2,947,909	160,071
CDW Corp.	730,795	145,531
Amdocs Ltd.	627,393	55,330
Badger Meter Inc.	161,243	34,491
Littelfuse Inc.	135,593	32,320
Avnet Inc.	476,578	24,620
Power Integrations Inc.	309,729	19,302
		26,243,896
Materials (3.6%)
Linde plc	2,611,970	1,165,252
Sherwin-Williams Co.	1,270,500	455,042
Air Products & Chemicals Inc.	1,218,246	408,429
Ecolab Inc.	1,381,956	345,752
Vulcan Materials Co.	723,965	198,475
Nucor Corp.	1,287,541	165,359
PPG Industries Inc.	1,271,192	146,670
Packaging Corp. of America	492,051	104,640
Steel Dynamics Inc.	775,605	99,432
RPM International Inc.	704,594	89,202
Reliance Inc.	297,626	86,163
Avery Dennison Corp.	440,207	81,760
Eastman Chemical Co.	643,308	64,106
AptarGroup Inc.	364,098	57,218
Albemarle Corp.	642,805	54,118
Royal Gold Inc.	360,476	50,402
Balchem Corp.	178,064	28,483
Cabot Corp.	299,619	25,908
Sonoco Products Co.	541,827	25,813
Silgan Holdings Inc.	447,853	24,641
Avient Corp.	504,411	21,639
Westlake Corp.	184,110	21,038
HB Fuller Co.	299,629	18,916
Ashland Inc.	271,831	17,258
Innospec Inc.	137,798	15,619
Materion Corp.	117,078	11,825
Hawkins Inc.	104,331	11,154
Quaker Chemical Corp.	75,347	10,637
Stepan Co.	114,866	7,281
Worthington Steel Inc.	189,301	5,499
		3,817,731
Utilities (2.1%)
NextEra Energy Inc.	11,280,344	807,221
Sempra	3,471,848	287,920

Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	Xcel Energy Inc.	3,148,644	211,589
	DTE Energy Co.	1,133,477	135,881
	American Water Works Co. Inc.	1,068,080	133,126
	Atmos Energy Corp.	838,718	119,526
	CMS Energy Corp.	1,623,995	107,184
	Alliant Energy Corp.	1,405,103	82,732
	Essential Utilities Inc.	1,387,671	49,235
	AES Corp.	3,889,927	42,789
	National Fuel Gas Co.	499,154	34,956
	IDACORP Inc.	291,997	32,102
	New Jersey Resources Corp.	539,808	25,884
	MGE Energy Inc.	199,909	17,962
	Otter Tail Corp.	230,708	17,774
	American States Water Co.	206,290	15,369
	Chesapeake Utilities Corp.	122,807	15,013
	California Water Service Group	329,788	14,936
	SJW Group	166,503	8,363
	Middlesex Water Co.	95,658	4,844
	York Water Co.	78,582	2,431
	Artesian Resources Corp. Class A	52,233	1,619
			2,168,456
Total Common Stocks (Cost $67,512,791)			105,370,791
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 4.371% (Cost $273,495)	2,735,494	273,522
Total Investments (99.9%) (Cost $67,786,286)			105,644,313
Other Assets and Liabilities—Net (0.1%)			82,901
Net Assets (100%)			105,727,214
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,480,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,537,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	489	148,344	1,057

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Kroger Co.	1/30/26	GSI	61,640	(4.330)	—	—
Visa Inc. Class A	8/29/25	BANA	152,101	(4.337)	—	(508)
					—	(508)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At January 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $14,362,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Statement of Assets and Liabilities
As of January 31, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $67,512,791)	105,370,791
Affiliated Issuers (Cost $273,495)	273,522
Total Investments in Securities	105,644,313
Investment in Vanguard	2,784
Cash	2,858
Cash Collateral Pledged—Futures Contracts	7,480
Receivables for Investment Securities Sold	11,463
Receivables for Accrued Income	79,889
Receivables for Capital Shares Issued	8,895
Total Assets	105,757,682
Liabilities
Payables for Investment Securities Purchased	16,047
Collateral for Securities on Loan	1,537
Payables for Capital Shares Redeemed	8,695
Payables to Vanguard	2,899
Variation Margin Payable—Futures Contracts	782
Unrealized Depreciation—Over-the-Counter Swap Contracts	508
Total Liabilities	30,468
Net Assets	105,727,214
1 Includes $1,480,000 of securities on loan.
At January 31, 2025, net assets consisted of:

Paid-in Capital	71,687,549
Total Distributable Earnings (Loss)	34,039,665
Net Assets	105,727,214

ETF Shares—Net Assets
Applicable to 442,033,613 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	89,404,787
Net Asset Value Per Share—ETF Shares	$202.26

Admiral™ Shares—Net Assets
Applicable to 297,372,857 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,322,427
Net Asset Value Per Share—Admiral Shares	$54.89

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Statement of Operations

Year Ended January 31, 2025
($000)
Investment Income
Income
Dividends[1]	1,786,491
Interest[2]	14,071
Securities Lending—Net	668
Total Income	1,801,230
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,782
Management and Administrative—ETF Shares	41,759
Management and Administrative—Admiral Shares	10,908
Marketing and Distribution—ETF Shares	2,655
Marketing and Distribution—Admiral Shares	599
Custodian Fees	410
Auditing Fees	33
Shareholders’ Reports and Proxy Fees—ETF Shares	2,891
Shareholders’ Reports and Proxy Fees—Admiral Shares	343
Trustees’ Fees and Expenses	56
Other Expenses	38
Total Expenses	61,474
Expenses Paid Indirectly	(19)
Net Expenses	61,455
Net Investment Income	1,739,775
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,889,954
Futures Contracts	37,872
Swap Contracts	39,088
Realized Net Gain (Loss)	2,966,914
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	12,300,514
Futures Contracts	(1,738)
Swap Contracts	(3)
Change in Unrealized Appreciation (Depreciation)	12,298,773
Net Increase (Decrease) in Net Assets Resulting from Operations	17,005,462
1	Dividends are net of foreign withholding taxes of $127,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,614,000, ($29,000), and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $3,179,863,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,739,775	1,612,939
Realized Net Gain (Loss)	2,966,914	1,197,892
Change in Unrealized Appreciation (Depreciation)	12,298,773	7,178,539
Net Increase (Decrease) in Net Assets Resulting from Operations	17,005,462	9,989,370
Distributions
ETF Shares	(1,471,734)	(1,372,849)
Admiral Shares	(269,207)	(255,095)
Total Distributions	(1,740,941)	(1,627,944)
Capital Share Transactions
ETF Shares	2,546,326	879,631
Admiral Shares	(37,347)	179,423
Net Increase (Decrease) from Capital Share Transactions	2,508,979	1,059,054
Total Increase (Decrease)	17,773,500	9,420,480
Net Assets
Beginning of Period	87,953,714	78,533,234
End of Period	105,727,214	87,953,714

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$172.53	$156.26	$162.69	$137.11	$125.38
Investment Operations
Net Investment Income[1]	3.381	3.185	2.982	2.736	2.299
Net Realized and Unrealized Gain (Loss) on Investments	29.728	16.293	(6.439)	25.504	11.728
Total from Investment Operations	33.109	19.478	(3.457)	28.240	14.027
Distributions
Dividends from Net Investment Income	(3.379)	(3.208)	(2.973)	(2.660)	(2.297)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.379)	(3.208)	(2.973)	(2.660)	(2.297)
Net Asset Value, End of Period	$202.26	$172.53	$156.26	$162.69	$137.11
Total Return	19.34%	12.66%	-2.02%	20.71%	11.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$89,405	$73,991	$66,062	$65,589	$51,842
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%[2]	0.06%[2]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.78%	1.99%	1.96%	1.74%	1.84%
Portfolio Turnover Rate[3]	11%	13%	12%	26%	25%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$46.82	$42.41	$44.15	$37.21	$34.03
Investment Operations
Net Investment Income[1]	.907	.856	.801	.734	.617
Net Realized and Unrealized Gain (Loss) on Investments	8.070	4.416	(1.743)	6.920	3.179
Total from Investment Operations	8.977	5.272	(.942)	7.654	3.796
Distributions
Dividends from Net Investment Income	(.907)	(.862)	(.798)	(.714)	(.616)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.907)	(.862)	(.798)	(.714)	(.616)
Net Asset Value, End of Period	$54.89	$46.82	$42.41	$44.15	$37.21
Total Return[2]	19.32%	12.64%	-2.02%	20.67%	11.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,322	$13,962	$12,471	$12,903	$10,685
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.08%[3]	0.08%[3]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.77%	1.97%	1.94%	1.72%	1.82%
Portfolio Turnover Rate[4]	11%	13%	12%	26%	25%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Notes to Financial Statements
Vanguard Dividend Appreciation Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended January 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended January 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Dividend Appreciation Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2025, the fund had contributed to Vanguard capital in the amount of $2,784,000, representing less than 0.01% of the fund’s net assets and 1.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended January 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $19,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Dividend Appreciation Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	105,370,791	—	—	105,370,791
Temporary Cash Investments	273,522	—	—	273,522
Total	105,644,313	—	—	105,644,313
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,057	—	—	1,057
Liabilities
Swap Contracts	—	(508)	—	(508)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	3,179,513
Total Distributable Earnings (Loss)	(3,179,513)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	163,086
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	37,829,540
Capital Loss Carryforwards	(3,952,961)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	34,039,665
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,740,941	1,627,944
Long-Term Capital Gains	—	—
Total	1,740,941	1,627,944
*	Includes short-term capital gains, if any.
As of January 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	67,814,773
Gross Unrealized Appreciation	39,121,746
Gross Unrealized Depreciation	(1,292,206)
Net Unrealized Appreciation (Depreciation)	37,829,540

Dividend Appreciation Index Fund
F.	During the year ended January 31, 2025, the fund purchased $11,245,011,000 of investment securities and sold $10,745,475,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $8,342,838,000 and $6,262,627,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended January 31, 2025, such purchases were  $963,376,000 and sales were $1,092,004,000, resulting in net realized loss of $31,626,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended January 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	8,816,447	47,080	7,008,963	44,964
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,270,121)	(33,900)	(6,129,332)	(38,875)
Net Increase (Decrease)—ETF Shares	2,546,326	13,180	879,631	6,089
Admiral Shares
Issued	1,897,356	37,100	1,767,035	40,614
Issued in Lieu of Cash Distributions	227,893	4,435	216,949	5,065
Redeemed	(2,162,596)	(42,360)	(1,804,561)	(41,568)
Net Increase (Decrease)—Admiral Shares	(37,347)	(825)	179,423	4,111
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Specialized Funds and Shareholders of Vanguard Dividend Appreciation Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Dividend Appreciation Index Fund (one of the funds constituting Vanguard Specialized Funds, referred to hereafter as the "Fund") as of January 31, 2025, the related statement of operations for the year ended January 31, 2025, the statement of changes in net assets for each of the two years in the period ended January 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2025 and the financial highlights for each of the five years in the period ended January 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
March 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 97.6%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $1,740,941,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024.
The fund hereby designates for the fiscal year $7,659,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Q6020 032025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Dividend Growth Fund

The board of trustees of Vanguard Dividend Growth Fund renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search Team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’s ongoing assessment of the advisors.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the continuation of the advisory arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. The board also noted that the portfolio manager of the fund has nearly three decades of industry experience. Wellington Management seeks to invest in companies with a history of paying a stable or growing dividend and the ability to continue increasing their dividend over the long term. Utilizing fundamental research, Wellington Management focuses on a company’s ability to create value and the ability and willingness to distribute that value to shareholders in a sustainable manner. Valuation is also an important input to the investment process, as the advisor seeks to purchase these businesses when short-term dislocations have made the share price attractive. Wellington Management has advised the fund since its inception in 1992.

The board concluded that Wellington Management’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: March 25, 2025

VANGUARD SPECIALIZED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: March 25, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.